T. ROWE PRICE FINANCIALS ETF

March 31, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.6%
BANKS 28.0%
Community Banks 2.1%
Associated Banc	994	26
Central BanCo	1,850	44
Columbia Banking System	2,664	73
Fulton Financial	3,026	62
UMB Financial	509	57
		262
Large Regional Banks 7.6%
East West Bancorp	631	67
Fifth Third Bancorp	2,909	135
Huntington Bancshares	8,129	127
Pinnacle Financial Partners	964	83
Popular	954	128
Regions Financial	1,363	36
U.S. Bancorp	5,083	264
Western Alliance Bancorp	1,658	118
		958
Money Center Banks 17.1%
Bank of America	12,669	618
Citigroup	4,549	516
JPMorgan Chase	2,109	620
Wells Fargo	4,860	387
		2,141
Trust Banks 1.2%
Bank of New York Mellon	1,015	120
State Street	242	31
		151
Total Banks		3,512
CAPITAL MARKETS 22.5%
Alternative Asset Managers 3.5%
Apollo Global Management	1,396	156
Ares Management	645	70
Blackstone	308	35
KKR	1,700	157
StepStone Group, Class A	539	26
		444
Brokerage & Wealth Managers 5.9%
Ameriprise Financial	232	103
Charles Schwab	5,348	503

T. ROWE PRICE FINANCIALS ETF

	Shares	$ Value
(Cost and value in $000s)
Etoro Group, Class A (1)	2,123	64
LPL Financial Holdings	124	37
Robinhood Markets, Class A (1)	491	34
		741
Exchanges 3.0%
CME Group	459	135
Intercontinental Exchange	1,142	180
Miami International Holdings (1)	796	31
StoneX Group (1)	337	27
		373
Investment Banks 7.7%
Goldman Sachs Group	580	491
Morgan Stanley	2,260	372
Stifel Financial	686	51
UBS Group	1,569	61
		975
Traditional Asset Managers 2.4%
Blackrock	199	191
Invesco	4,074	99
WisdomTree	526	8
		298
Total Capital Markets		2,831
CONSUMER FINANCE 5.4%
Consumer Finance 5.4%
American Express	544	165
Capital One Financial	2,023	369
LendingClub (1)	2,091	30
SLM	3,976	85
Synchrony Financial	384	26
Total Consumer Finance		675
INSURANCE 25.4%
Brokers 4.1%
Aon, Class A	357	115
Brown & Brown	594	39
Marsh & McLennan	1,618	281
Willis Towers Watson	297	86
		521
Life & Health 1.9%
Corebridge Financial	512	12
Equitable Holdings	1,018	38
MetLife	1,870	132

T. ROWE PRICE FINANCIALS ETF

	Shares	$ Value
(Cost and value in $000s)
Voya Financial	784	54
		236
Miscellaneous Insurance 10.3%
Berkshire Hathaway, Class B (1)	2,691	1,289
		1,289
Primary Commercial 5.9%
American International Group	2,269	171
Axis Capital Holdings	1,104	112
Chubb	1,107	361
Hartford Insurance Group	356	48
Travelers	176	51
		743
Primary Personal Lines 2.8%
Allstate	1,048	217
Progressive	649	129
		346
Reinsurance 0.4%
Everest Re Group	63	21
RenaissanceRe Holdings	91	27
		48
Total Insurance		3,183
PAYMENTS & BUSINESS SERVICES & MISCELLANEOUS 18.3%
Business Services 0.5%
Equifax	108	20
MSCI	89	48
		68
Payments 15.9%
Block (1)	1,033	62
Corpay (1)	252	73
Fiserv (1)	1,709	95
Global Payments	1,480	100
Mastercard, Class A	1,533	766
PayPal Holdings	1,335	60
Visa, Class A	2,791	844
		2,000
Rating Agencies & Miscellaneous 1.9%
Moody's	74	32
S&P Global	479	204
		236
Total Payments & Business services & Miscellaneous		2,304
Total Common Stocks (Cost $12,795)		12,505

T. ROWE PRICE FINANCIALS ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 3.60% (2)	42,956	43
Total Short-Term Investments (Cost $43)		43
Total Investments in Securities 99.9% of Net Assets (Cost $12,838)		$12,548
Other Assets Less Liabilities 0.1%		7
Net Assets 100.0%		$12,555

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Seven-day yield

T. ROWE PRICE FINANCIALS ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Treasury Reserve Fund	$—	$—	$—++
Totals	$—#	$—	$—+

Supplementary Investment Schedule
Affiliate	Value 12/31/25	Purchase Cost	Sales Cost	Value 3/31/26
T. Rowe Price Treasury Reserve Fund	$31	¤	¤	$—
	Total			$—^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $0 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $0.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE FINANCIALS ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Financials ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE FINANCIALS ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On March 31, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1193-054Q1
03/26